Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 State Segment
Segment Reporting Information [Line Items]
Number of reportable segment | Segment	1
Regulated Businesses
Segment Reporting Information [Line Items]
Number of states in which entity provides water and wastewater services | State	14